Reverse Recapitalization (Details) - USD ($)				3 Months Ended		12 Months Ended
		Feb. 28, 2025	Feb. 11, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024 [1]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				501,140
Common stock exchange ratio				2,159.47-for-1
Reclassified to additional paid-in capital
Aggregate purchase price of private placement				$ 6,161,505
Number of shares (in Shares)				8,401,481			3,249,999
Total cash commission				10.00%
Non-allocable expense allowance				2.00%
Percentage of common stock equal to warrant				10.00%
Common stock, share issued (in Shares)				8,401,481			3,249,999
Equity issuance costs				$ 1,266,485
Conversion price (in Dollars per share)				$ 3.3
Warrants to purchase shares (in Shares)				132,570
Common stock at an exercise price (in Dollars per share)				$ 3.3
Common stock at an exercise price (in Dollars per share)				$ 4.4
Debt issuance costs				$ 197,570
Derivative liabilities				551,269
Reacquisition price				1,681,165
Fair value of warrants				6,312	133
Gain on extinguishment				326,345
Private Adaptin’s exchange notes [Member]
Reverse Recapitalization [Line Items]
Principal amount				$ 1,500,000
Exchange Notes [Member]
Reverse Recapitalization [Line Items]
Secured promissory notes issued						10.00%
2024 Convertible Debt [Member]
Reverse Recapitalization [Line Items]
Secured promissory notes issued				10.00%
Conversion of Exchange Notes and 2024 Notes [Member]
Reverse Recapitalization [Line Items]
Debt amount				$ 2,007,510
Principal amount				1,500,000
Accrued interest				153,811
Unite Acquisition 1 Corp. [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)			3,249,999
Share cancel and retire (in Shares)			1,750,000
Lucius Partners LLC [Member]
Reverse Recapitalization [Line Items]
Common stock retained (in Shares)			3,250,000
Private Placement [Member]
Reverse Recapitalization [Line Items]
Private placement offering (in Shares)			1,080,814
Aggregate purchase price of private placement			$ 4,755,582
Per share price (in Dollars per share)			$ 4.4
Offering Shares [Member]
Reverse Recapitalization [Line Items]
Number of shares (in Shares)			1
A Warrant [Member]
Reverse Recapitalization [Line Items]
Number of warrant (in Shares)			1
Exercise price (in Dollars per share)			$ 4.4
Warrant term			1 year
Warrants [Member]
Reverse Recapitalization [Line Items]
Number of warrant (in Shares)			0.5
Exercise price (in Dollars per share)			$ 6.6
Warrant term			5 years
Warrants [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants				1,433,259
Warrants [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants				$ 247,906
Maximum Offering [Member]
Reverse Recapitalization [Line Items]
Private placement offering (in Shares)				319,528
Net proceeds		$ 8,500,000
Gross proceeds				$ 1,405,923
Placement Agent Warrants [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share)				$ 4.4
Warrant Shares [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				2,100,513
Additional Paid-in Capital [Member]
Reverse Recapitalization [Line Items]
Reclassified to additional paid-in capital				$ (279,746)
Common Stock [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				350,086
Reclassified to additional paid-in capital	[2]
Gross proceeds				$ 6,161,505
Common stock, share issued (in Shares)				1,400,342
Equity issuance costs				$ 1,460,361
Net proceeds				$ 4,701,144

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[2]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.